UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)	232,008	$29,061,322
United Technologies Corp.	119,327	13,605,665

		$42,666,987

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	198,267	$11,606,550

		$11,606,550

Automobiles — 1.0%
Honda Motor Co., Ltd.	841,744	$31,551,214

		$31,551,214

Beverages — 2.4%
Anheuser-Busch InBev NV	356,407	$34,159,020
Diageo PLC	1,404,807	41,661,196

		$75,820,216

Biotechnology — 2.7%
Biogen Idec, Inc.(1)	17,320	$5,414,925
Celgene Corp.(1)	201,912	30,676,490
Gilead Sciences, Inc.(1)	644,290	51,961,988

		$88,053,403

Capital Markets — 2.5%
Charles Schwab Corp. (The)	661,239	$16,411,952
Credit Suisse Group AG(1)	388,006	11,690,983
Deutsche Bank AG	92,250	4,440,402
Morgan Stanley	393,520	11,612,775
UBS AG(1)	1,855,579	36,870,355

		$81,026,467

Chemicals — 3.8%
Akzo Nobel NV	164,094	$11,801,961
BASF SE	349,964	37,415,302
Linde AG	73,911	13,966,783
LyondellBasell Industries NV, Class A	253,380	19,956,209
Monsanto Co.	290,194	30,920,171
PPG Industries, Inc.	48,331	8,813,641

		$122,874,067

Commercial Banks — 8.8%
Banco Bilbao Vizcaya Argentaria SA	1,136,175	$13,553,196
Barclays PLC	7,028,763	31,378,145
BNP Paribas SA	502,946	38,829,990
DNB ASA	1,186,382	20,147,460
HSBC Holdings PLC	6,120,783	62,809,863
Lloyds Banking Group PLC(1)	7,630,470	10,405,981
PNC Financial Services Group, Inc. (The)	198,697	15,871,916
Regions Financial Corp.	1,036,893	10,545,202
Skandinaviska Enskilda Banken AB, Class A	1,362,147	17,550,829
Societe Generale	577,465	32,626,665
SunTrust Banks, Inc.	359,334	13,302,545
Swedbank AB, Class A	578,513	15,096,084

		$282,117,876

Security	Shares	Value
Communications Equipment — 1.0%
QUALCOMM, Inc.	279,705	$20,759,705
Telefonaktiebolaget LM Ericsson, Class B	945,475	11,577,207

		$32,336,912

Computers & Peripherals — 1.4%
Apple, Inc.	91,905	$46,007,643

		$46,007,643

Consumer Finance — 0.8%
American Express Co.	292,524	$24,870,390

		$24,870,390

Diversified Consumer Services — 0.6%
Sotheby’s	419,151	$20,085,716

		$20,085,716

Diversified Financial Services — 2.8%
Bank of America Corp.	2,496,828	$41,821,869
Citigroup, Inc.	444,847	21,099,093
JPMorgan Chase & Co.	474,236	26,253,705

		$89,174,667

Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG	1,044,482	$16,888,368

		$16,888,368

Electric Utilities — 1.9%
Duke Energy Corp.	101,241	$7,149,640
Edison International	151,426	7,292,676
NextEra Energy, Inc.	154,726	14,223,961
SSE PLC	1,536,047	32,954,285

		$61,620,562

Electrical Equipment — 0.9%
Emerson Electric Co.	311,884	$20,565,631
Rockwell Automation, Inc.	73,997	8,497,815

		$29,063,446

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	1,733,930	$29,840,935

		$29,840,935

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	124,032	$13,936,236

		$13,936,236

Food Products — 5.1%
Hershey Co. (The)	205,763	$20,452,842
Kerry Group PLC, Class A	396,853	26,692,517
Mondelez International, Inc., Class A	603,505	19,764,789
Nestle SA	1,354,207	98,141,140

		$165,051,288

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	277,584	$10,176,230
Covidien PLC	216,160	14,750,758

		$24,926,988

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	129,903	$12,232,966

		$12,232,966

Household Durables — 0.3%
Mohawk Industries, Inc.(1)	57,957	$8,240,326

		$8,240,326

Security	Shares	Value
Household Products — 3.0%
Procter & Gamble Co.	240,573	$18,432,703
Reckitt Benckiser Group PLC	499,600	37,406,364
Svenska Cellulosa AB SCA, Class B	1,454,722	41,365,561

		$97,204,628

Industrial Conglomerates — 3.0%
Danaher Corp.	185,109	$13,770,259
Koninklijke Philips NV	1,478,061	51,280,034
Siemens AG	256,750	32,482,457

		$97,532,750

Insurance — 4.8%
ACE, Ltd.	70,856	$6,647,001
Aflac, Inc.	264,261	16,590,306
Allianz SE	228,888	38,050,420
AXA SA	665,499	17,456,668
MetLife, Inc.	191,956	9,415,442
Muenchener Rueckversicherungs-Gesellschaft AG	85,034	17,523,834
Progressive Corp.	650,000	15,106,000
Prudential PLC	1,703,711	34,295,954

		$155,085,625

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	61,488	$22,055,131
Netflix, Inc.(1)	17,350	7,101,875

		$29,157,006

Internet Software & Services — 3.1%
eBay, Inc.(1)	375,704	$19,987,453
Facebook, Inc., Class A(1)	362,428	22,677,120
Google, Inc., Class A(1)	48,021	56,711,360

		$99,375,933

IT Services — 1.0%
Accenture PLC, Class A	167,187	$13,354,897
Visa, Inc., Class A	83,190	17,921,622

		$31,276,519

Machinery — 0.7%
Deere & Co.	198,647	$17,075,696
IMI PLC	200,211	4,913,072

		$21,988,768

Media — 1.3%
Lions Gate Entertainment Corp.	369,545	$11,947,390
Walt Disney Co. (The)	284,712	20,672,938
WPP PLC	348,591	7,303,835

		$39,924,163

Metals & Mining — 1.2%
BHP Billiton, Ltd. ADR	466,780	$29,850,581
Glencore Xstrata PLC	1,541,450	8,127,236

		$37,977,817

Multi-Utilities — 1.2%
National Grid PLC	2,205,626	$28,550,918
Sempra Energy	111,487	10,335,960

		$38,886,878

Multiline Retail — 0.8%
Dollar General Corp.(1)	224,043	$12,618,102
Macy’s, Inc.	271,197	14,427,680

		$27,045,782

Security	Shares	Value
Oil, Gas & Consumable Fuels — 11.1%
BP PLC	4,825,227	$37,815,546
Chevron Corp.	173,433	19,360,326
Concho Resources, Inc.(1)	199,385	19,497,859
ENI SpA	1,133,529	25,740,893
EOG Resources, Inc.	57,460	9,494,690
Exxon Mobil Corp.	166,643	15,357,819
Marathon Oil Corp.	465,273	15,256,302
Occidental Petroleum Corp.	335,745	29,401,190
Phillips 66	319,874	23,379,591
Range Resources Corp.	126,407	10,895,019
Royal Dutch Shell PLC, Class B	1,966,204	71,918,132
Statoil ASA	710,974	16,850,547
Total SA	1,062,366	60,609,712

		$355,577,626

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	229,550	$15,779,267

		$15,779,267

Pharmaceuticals — 11.3%
AstraZeneca PLC	811,336	$51,450,141
Bayer AG	355,525	46,789,109
GlaxoSmithKline PLC	503,448	12,940,702
Johnson & Johnson	109,820	9,715,775
Merck & Co., Inc.	628,321	33,282,163
Novartis AG	619,321	48,951,639
Roche Holding AG PC	327,601	89,882,431
Sanofi	546,626	53,438,633
Shire PLC ADR	107,585	16,096,868

		$362,547,461

Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	81,961	$10,122,184
Boston Properties, Inc.	124,513	13,458,610

		$23,580,794

Road & Rail — 0.5%
Canadian Pacific Railway, Ltd.	114,015	$17,270,992

		$17,270,992

Semiconductors & Semiconductor Equipment — 0.4%
NXP Semiconductors NV(1)	237,981	$11,506,381

		$11,506,381

Software — 1.5%
Microsoft Corp.	374,371	$14,169,942
SAP AG	440,936	33,735,849

		$47,905,791

Specialty Retail — 1.9%
AutoNation, Inc.(1)	133,940	$6,615,297
Home Depot, Inc. (The)	143,565	11,032,970
Industria de Diseno Textil SA	168,805	25,140,838
Kingfisher PLC	3,097,532	18,781,138

		$61,570,243

Textiles, Apparel & Luxury Goods — 1.9%
Adidas AG	169,959	$18,948,969
Compagnie Financiere Richemont SA, Class A	195,006	18,039,020
NIKE, Inc., Class B	145,709	10,614,901
Pandora A/S	245,748	14,099,453

		$61,702,343

Security	Shares	Value
Tobacco — 1.3%
British American Tobacco PLC	598,918	$28,578,982
Philip Morris International, Inc.	146,211	11,424,928

		$40,003,910

Wireless Telecommunication Services — 5.0%
Vodafone Group PLC	43,373,507	$160,729,892

		$160,729,892

Total Common Stocks (identified cost $2,409,354,774)		$3,143,623,792

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$24,151	$24,151,407

Total Short-Term Investments (identified cost $24,151,407)		$24,151,407

Total Investments — 98.6% (identified cost $2,433,506,181)		$3,167,775,199

Call Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,190	$1,845	2/7/14	$(35,700)
S&P 500 Index	1,280	1,850	2/14/14	(169,600)
S&P 500 Index	1,135	1,830	2/22/14	(629,925)
S&P 500 Index	1,040	1,790	2/28/14	(2,490,800)

				$(3,326,025)

Over-the-Counter Options — (0.0)%(3)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Bank of America	28,800	EUR	3,125	2/21/14	$(576,812)
Dow Jones Euro Stoxx 50 Index	Citibank NA	23,000	EUR	3,175	2/21/14	(176,814)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	47,200	EUR	3,200	2/21/14	(213,256)
FTSE 100 Index	Citibank NA	11,350	GBP	6,825	2/21/14	(83,962)
FTSE 100 Index	Societe Generale	12,550	GBP	6,800	2/21/14	(123,786)

						$(1,174,630)

Total Call Options Written (premiums received $15,665,360)						$(4,500,655)

Other Assets, Less Liabilities — 1.5%						$49,689,356

Net Assets — 100.0%						$3,212,963,900

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

EUR	-	Euro

GBP	-	British Pound Sterling

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $7,441.

(3)	Amount is less than (0.05)%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	38.4%	$1,232,934,587
United Kingdom	21.7	698,118,250
Switzerland	9.7	310,222,569
Germany	8.1	260,241,493
France	6.3	202,961,668
Netherlands	2.9	94,544,585
Sweden	2.7	85,589,681
Ireland	1.7	54,798,172
Spain	1.2	38,694,034
Norway	1.2	36,998,007
Belgium	1.1	34,159,020
Japan	1.0	31,551,214
Australia	0.9	29,850,581
Italy	0.8	25,740,893
Canada	0.5	17,270,992
Denmark	0.4	14,099,453

Total Investments	98.6%	$3,167,775,199

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,434,333,549

Gross unrealized appreciation	$751,797,376
Gross unrealized depreciation	(18,355,726)

Net unrealized appreciation	$733,441,650

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
2/28/14	Japanese Yen 3,285,120,000	United States Dollar 32,191,910	Credit Suisse International	$34,946	$—	$34,946

				$34,946	$—	$34,946

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	138,600	$17,146,821
Options written	398,590	49,084,618
Options terminated in closing purchase transactions	(406,250)	(45,134,096)
Options expired	(3,395)	(5,431,983)

Outstanding, end of period	127,545	$15,665,360

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Written options	$—	$(4,500,655)

		$—	$(4,500,655)

Foreign Exchange	Forward foreign currency exchange contracts	$34,946	$—

		$34,946	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$157,645,292	$133,864,467	$—	$291,509,759
Consumer Staples	99,790,765	308,004,780	—	407,795,545
Energy	142,642,796	212,934,830	—	355,577,626
Financials	289,999,345	365,856,474	—	655,855,819
Health Care	172,075,197	303,452,655	—	475,527,852
Industrials	131,453,930	88,675,563	—	220,129,493
Information Technology	252,937,058	45,313,056	—	298,250,114
Materials	89,540,602	71,311,282	—	160,851,884
Telecommunication Services	—	177,618,260	—	177,618,260
Utilities	39,002,237	61,505,203	—	100,507,440
Total Common Stocks	$1,375,087,222	$1,768,536,570 *	$—	$3,143,623,792
Short-Term Investments	$—	$24,151,407	$—	$24,151,407
Total Investments	$1,375,087,222	$1,792,687,977	$—	$3,167,775,199
Forward Foreign Currency Exchange Contracts	$—	$34,946	$—	$34,946
Total	$1,375,087,222	$1,792,722,923	$—	$3,167,810,145

Liability Description
Call Options Written	$(3,326,025)	$(1,174,630)	$—	$(4,500,655)
Total	$(3,326,025)	$(1,174,630)	$—	$(4,500,655)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014